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May 2, 2023

VIA EDGAR Securities and Exchange Commission 100 F. Street, NE Washington, D.C. 20546

Re:	The Oberweis Funds (“Registrant”) Registration Nos. 33-09093 and 811-04854

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the forms of Prospectus and Statement of Additional Information, each dated May 1, 2023, as filed on April 28, 2023 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 do not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours, /s/ Renee M. Hardt Renee M. Hardt

RMH/ser

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